Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of changes in intangible assets

	Software,
	Licenses and	Customer
in EUR	Patents	Relationships	Goodwill	Total
Cost
Balance at January 1, 2020	6,802,262	2,264,124	—	9,066,386
Additions	86,850	—	—	86,850
Transfer	—	—	—	—
Acquisition of a subsidiary	—	—	—	—
Foreign currency effect	(99,763)	(31,423)	—	(131,186)
Balance at December 31, 2020	6,789,349	2,232,701	—	9,022,050
Additions	154,681	—	—	154,681
Transfer	—	—	—	—
Acquisition of a subsidiary	46,675	—	1,720,960	1,767,635
Disposals	—	—	—	—
Foreign currency effect	(72,623)	(23,050)	—	(95,673)
Balance at December 31, 2021	6,918,082	2,209,651	1,720,960	10,848,693

	Software,
	Licenses and	Customer
in EUR	Patents	Relationships	Goodwill	Total
Accumulated amortization
Balance at January 1, 2020	(2,166,549)	(866,266)	—	(3,032,815)
Amortization	(1,402,098)	(508,886)	—	(1,910,984)
Exchange differences	—	—	—	—
Balance at December 31, 2020	(3,568,647)	(1,375,152)	—	(4,943,799)
Amortization	(1,257,514)	(477,944)	—	(1,735,458)
Exchange differences	—	—	—	—
Balance at December 31, 2021	(4,826,161)	(1,853,096)	—	(6,679,257)

Carrying amounts

At January 1, 2020	4,635,713	1,397,857	—	6,033,571
At December 31, 2020	3,220,701	857,549	—	4,078,249
At December 31, 2021	2,091,921	356,555	1,720,960	4,169,436